UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09223
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Pioneer Strategic Income Fund
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(Exact name of registrant as specified in charter)

60 State Street Boston, MA  02109
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(Address of principal executive offices)

Terrence J. Cullen
60 State Street
Boston, MA  02109
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(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  September 30

Date of reporting period:  July 1, 2016 to June 30, 2017

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pioneer Strategic Income Fund

By (Signature and Title)

        /s/ Lisa Jones
                         -------------------------
                         Lisa Jones, Chief Executive Officer
                         & President

Date: August 15, 2017

======================== Pioneer Strategic Income Fund =========================

DESARROLLADORA HOMEX S.A.B. DE C.V.

Ticker:       HOMEX *        Security ID:  P35054132
Meeting Date: APR 28, 2017   Meeting Type: Annual
Record Date:  APR 17, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Financial Statements and        For       Against      Management
      Statutory Reports
2     Approve Allocation of Income            For       For          Management
3     Present Report on Share Repurchase      For       For          Management
      Reserve
4     Approve Report of Audit Committee and   For       For          Management
      Corporate Practices and Compensation
      Committee
5     Amend Stock Option Plan for Employees   For       Against      Management
      and Key Directors and Consequently
      Partial Cancellation of Shares
6     Approve Cancellation of Treasury        For       For          Management
      Shares Related to Conversion of
      Convertible Obligations into Shares
7     Receive Report on Integration of Share  For       For          Management
      Capital in Accordance with Adjustments
      Made Auditors and Approved by General
      Meeting on June 29, 2015 and by
      Resolutions of Items 5 and 6
8     Elect or Ratify Directors, Chairman     For       Against      Management
      and Board Secretary; Approve Their
      Remuneration
9     Elect or Ratify Chairmen and Members    For       Against      Management
      of Audit Committee and Corporate
      Practices and Compensation Committee
10    Authorize Board to Ratify and Execute   For       For          Management
      Approved Resolutions

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PACIFIC EXPLORATION & PRODUCTION CORPORATION

Ticker:       PEN            Security ID:  69423W889
Meeting Date: MAY 31, 2017   Meeting Type: Annual
Record Date:  APR 18, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Fix Number of Directors at Six          For       For          Management
2.1   Elect Director Luis Fernando Alarcon    For       For          Management
2.2   Elect Director W. Ellis Armstrong       For       For          Management
2.3   Elect Director Gabriel de Alba          For       For          Management
2.4   Elect Director Raymond Bromark          For       For          Management
2.5   Elect Director Russell Ford             For       For          Management
2.6   Elect Director Camilo Marulanda         For       For          Management
3     Approve Ernst & Young LLP as Auditors   For       For          Management
      and Authorize Board to Fix Their
      Remuneration

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PACIFIC EXPLORATION AND PRODUCTION CORPORATION

Ticker:       PEGFQ          Security ID:  69480UAH0
Meeting Date: AUG 17, 2016   Meeting Type: Special
Record Date:  JUL 08, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Noteholder Resolution: Approve Plan     For       For          Management
      Resolution

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PUERTO RICO COMWLTH REF-PUB IMPT

Ticker:                      Security ID:  74514LE86
Meeting Date: MAR 30, 2017   Meeting Type: Written Consent
Record Date:  NOV 17, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     By Marking For I Direct The             None      For          Management
      Institution Holding My Bonds to
      Transmit and Confirm My Bond Holding
      Information for Recording In The
      Registry. By Marking Against My Bonds
      Shall Be Missing From The Registry.

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SILVERBOW RESOURCES, INC.

Ticker:       SBOW           Security ID:  87073T105
Meeting Date: MAY 16, 2017   Meeting Type: Annual
Record Date:  MAR 17, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Michael Duginski         For       Withhold     Management
1.2   Elect Director Christoph O. Majeske     For       For          Management
2     Amend Omnibus Stock Plan                For       For          Management
3     Amend Omnibus Stock Plan                For       For          Management
4     Ratify BDO USA, LLP as Auditors         For       For          Management
5     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
6     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management

========== END NPX REPORT